Quarterly Holdings Report

for

Fidelity® MSCI Materials Index ETF

October 31, 2019

T08-QTLY-1219

1.9584817.105

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
CHEMICALS – 65.9%
Commodity Chemicals – 9.0%
AdvanSix, Inc. (a)	6,193	$140,953
Cabot Corp.	12,765	556,426
Dow, Inc.	163,696	8,265,011
Hawkins, Inc.	2,082	89,006
Koppers Holdings, Inc. (a)	4,520	145,092
Kronos Worldwide, Inc.	5,046	63,983
LyondellBasell Industries N.V. Class A	58,618	5,258,035
Olin Corp.	36,093	661,946
Tredegar Corp.	5,850	116,298
Trinseo S.A.	8,913	378,802
Tronox Holdings PLC Class A	21,231	180,251
Valvoline, Inc.	41,176	878,696
Westlake Chemical Corp.	8,423	532,249

		17,266,748

Diversified Chemicals – 2.1%
Eastman Chemical Co.	30,306	2,304,468
Huntsman Corp.	45,904	1,015,856
The Chemours Co.	35,796	587,412

		3,907,736

Fertilizers & Agricultural Chemicals – 6.2%
American Vanguard Corp.	5,890	82,342
CF Industries Holdings, Inc.	48,346	2,192,491
Corteva, Inc.	164,300	4,334,234
FMC Corp.	28,789	2,634,194
Intrepid Potash, Inc. (a)	21,422	66,194
The Mosaic Co.	80,110	1,592,587
The Scotts Miracle-Gro Co.	9,103	913,850

		11,815,892

Industrial Gases – 17.6%
Air Products & Chemicals, Inc.	48,122	10,262,497
Linde PLC	118,651	23,534,426

		33,796,923

Specialty Chemicals – 31.0%
A Schulman, Inc. Class A (b)	8,906	3,856
Albemarle Corp.	23,161	1,406,799
Amyris, Inc. (a)	10,729	35,567
Ashland Global Holdings, Inc.	13,718	1,061,362
Axalta Coating Systems Ltd. (a)	46,158	1,361,199
Balchem Corp.	7,078	716,364
Celanese Corp.	27,680	3,353,432
Chase Corp.	1,654	193,766
DuPont de Nemours, Inc.	164,300	10,829,013
Ecolab, Inc.	56,710	10,892,290
Element Solutions, Inc. (a)	50,605	549,570
Ferro Corp. (a)	16,992	189,121
FutureFuel Corp.	5,669	69,899
GCP Applied Technologies, Inc. (a)	14,316	295,769
HB Fuller Co.	11,109	542,119
Ingevity Corp. (a)	9,159	771,279
Innophos Holdings, Inc.	4,316	140,788

	Shares	Value
Innospec, Inc.	5,345	$488,319
International Flavors & Fragrances, Inc.	22,162	2,703,986
Kraton Corp. (a)	7,005	157,052
Livent Corp. (a)	31,937	219,088
Minerals Technologies, Inc.	7,717	381,606
NewMarket Corp.	1,957	950,104
OMNOVA Solutions, Inc. (a)	9,746	98,532
PolyOne Corp.	16,988	544,465
PPG Industries, Inc.	51,613	6,457,819
PQ Group Holdings, Inc. (a)	8,861	145,941
Quaker Chemical Corp.	2,910	444,881
Rayonier Advanced Materials, Inc.	10,723	44,715
RPM International, Inc.	28,643	2,074,612
Sensient Technologies Corp.	9,239	577,992
Stepan Co.	4,443	434,170
The Sherwin-Williams Co.	18,163	10,395,048
Venator Materials PLC (a)	11,622	28,706
WR Grace & Co.	13,178	875,678

		59,434,907

TOTAL CHEMICALS		126,222,206

CONSTRUCTION MATERIALS – 4.9%
Construction Materials – 4.9%
Eagle Materials, Inc.	9,652	881,614
Martin Marietta Materials, Inc.	13,659	3,577,429
Summit Materials, Inc. Class A (a)	24,467	561,028
United States Lime & Minerals, Inc.	489	43,277
US Concrete, Inc. (a)	3,467	181,185
Vulcan Materials Co.	28,876	4,125,514

TOTAL CONSTRUCTION MATERIALS		9,370,047

CONTAINERS & PACKAGING – 14.8%
Metal & Glass Containers – 5.7%
Aptargroup, Inc.	13,812	1,631,888
Ball Corp.	69,518	4,864,174
Berry Plastics Group, Inc. (a)	28,780	1,194,658
Crown Holdings, Inc. (a)	29,577	2,154,389
Greif, Inc. Class A	5,737	224,718
Greif, Inc. Class B	963	45,290
Myers Industries, Inc.	7,013	118,730
Owens-Illinois, Inc.	33,889	288,057
Silgan Holdings, Inc.	16,985	522,628

		11,044,532

Paper Packaging – 9.1%
Amcor PLC	354,838	3,378,058
Avery Dennison Corp.	18,447	2,358,633
Graphic Packaging Holding Co.	64,590	1,011,479
International Paper Co.	82,520	3,604,474
Packaging Corp. of America	20,665	2,261,991
Sealed Air Corp.	34,039	1,421,809
Sonoco Products Co.	21,875	1,262,187

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Common Stocks – continued

	Shares	Value
CONTAINERS & PACKAGING – continued
Paper Packaging – continued
Westrock Co.	56,169	$2,099,036

		17,397,667

TOTAL CONTAINERS & PACKAGING		28,442,199

METALS & MINING – 12.9%
Aluminum – 0.7%
Alcoa Corp. (a)	40,595	843,970
Century Aluminum Co. (a)	11,522	67,173
Kaiser Aluminum Corp.	3,521	377,029

		1,288,172

Copper – 1.6%
Freeport-McMoRan, Inc.	317,144	3,114,354

Diversified Metals & Mining – 0.3%
Compass Minerals International, Inc.	7,396	417,726
Materion Corp.	4,452	253,052

		670,778

Gold – 4.8%
Coeur Mining, Inc. (a)	44,867	247,666
McEwen Mining, Inc.	63,002	105,213
Newmont Goldcorp Corp.	179,175	7,118,623
Royal Gold, Inc.	14,318	1,652,870

		9,124,372

Silver – 0.1%
Hecla Mining Co.	106,367	244,644

Steel – 5.4%
AK Steel Holding Corp. (a)	69,426	163,845
Allegheny Technologies, Inc. (a)	27,516	578,111
Carpenter Technology Corp.	10,344	507,063
Cleveland-Cliffs, Inc.	61,750	446,453
Commercial Metals Co.	25,744	497,632
Haynes International, Inc.	2,749	94,731
Nucor Corp.	66,630	3,588,025
Reliance Steel & Aluminum Co.	14,698	1,705,556
Ryerson Holding Corp. (a)	3,665	31,849
Schnitzer Steel Industries, Inc. Class A	5,819	124,177
Steel Dynamics, Inc.	48,586	1,475,071
SunCoke Energy, Inc. (a)	19,548	103,409
TimkenSteel Corp. (a)	8,271	46,483
United States Steel Corp.	37,635	433,179
Warrior Met Coal, Inc.	10,140	197,527

	Shares	Value
Worthington Industries, Inc.	8,751	$322,124

		10,315,235

TOTAL METALS & MINING		24,757,555

PAPER & FOREST PRODUCTS – 1.4%
Forest Products – 0.6%
Boise Cascade Co.	8,527	305,011
Louisiana-Pacific Corp.	27,019	789,765

		1,094,776

Paper Products – 0.8%
Clearwater Paper Corp. (a)	3,576	66,299
Domtar Corp.	13,775	501,272
Mercer International, Inc.	9,354	114,119
Neenah Paper, Inc.	3,700	238,650
PH Glatfelter Co.	9,680	174,240
Resolute Forest Products, Inc.	12,922	46,778
Schweitzer-Mauduit International, Inc.	6,760	273,712
Verso Corp. Class A (a)	7,529	110,225

		1,525,295

TOTAL PAPER & FOREST PRODUCTS		2,620,071

TOTAL COMMON STOCKS (Cost $206,097,262)		191,412,078

Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.68% (c) (Cost $178,000)	178,000	178,000

TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $206,275,262)		191,590,078

NET OTHER ASSETS (LIABILITIES) – 0.0%		17,995

NET ASSETS – 100.0%		$191,608,073

Legend

(a)	Non-income producing.

(b)	Level 3 security.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three

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Schedule of Investments (Unaudited) – continued

levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

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